Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

FIRST QUARTER REPORT

January 31, 2025

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at January 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks - 91.62%
	Automotive - 11.73%
437,450	Bayerische Motoren Werke AG (Germany)	$35,525,136
293,001	Mercedes-Benz Group AG (Germany)	17,826,217
1,596,900	Subaru Corp. (Japan)	27,817,047

		81,168,400

	Banks - 14.39%
3,377,839	Bank of Ireland Group PLC (Ireland)	33,562,823
3,247,793	Close Brothers Group PLC (United Kingdom) (a)	12,862,042
262,183	Comerica, Inc.	17,650,159
1,814,355	Deutsche Bank AG (Germany)	35,512,064

		99,587,088

	Brokerages & Exchanges - 1.08%
4,828,711	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	7,461,410

	Building Products - 7.87%
768,412	Buzzi SpA (Italy)	31,477,531
913,400	Taiheiyo Cement Corp. (Japan)	23,004,174

		54,481,705

	Capital Equipment - 5.02%
328,600	Horiba, Ltd. (Japan)	20,594,500
383,000	Jeol, Ltd. (Japan)	14,115,687

		34,710,187

	Consumer Products - 2.04%
525,088	Fila Holdings Corp. (South Korea)	14,137,485

	Diversified Holding Companies - 7.63%
4,135,655	CK Hutchison Holdings, Ltd. (Cayman Islands)	20,825,895
983,200	Jardine Cycle & Carriage, Ltd. (Singapore)	20,129,522
3,318,103	Quinenco S.A. (Chile)	11,873,322

		52,828,739

	Energy - Refining & Marketing - 2.52%
6,151,239	Ultrapar Participacoes S.A. (Brazil)	17,440,992

	Forest Products & Paper - 1.42%
842,646	Interfor Corp. (Canada) (a)	9,856,526

	Insurance - 2.12%
401,101	Old Republic International Corp.	14,672,275

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Media - 2.19%
32,614,660	S4 Capital PLC (United Kingdom) (a)(b)	$15,124,155

	Metals & Mining - 11.21%
6,279,829	Capstone Copper Corp. (Canada) (a)	35,172,400
1,921,089	Lundin Mining Corp. (Canada)	15,174,667
516,501	Warrior Met Coal, Inc.	27,255,758

		77,602,825

	Non-U.S. Real Estate Operating Companies - 2.09%
26,172,800	Genting Singapore, Ltd. (Singapore)	14,492,740

	Oil & Gas Production & Services - 11.21%
6,213,695	Harbour Energy PLC (United Kingdom)	17,937,700
1,081,264	Subsea 7, S.A. (Luxembourg)	17,836,906
428,249	Tidewater, Inc. (a)	23,600,802
379,335	Valaris, Ltd. (Bermuda) (a)	18,185,320

		77,560,728

	Transportation & Logistics - 9.10%
267,675,100	Cia Sud Americana de Vapores S.A. (Chile)	14,926,931
4,579,913	easyJet PLC (United Kingdom)	28,927,826
684,000	PALTAC Corp. (Japan)	19,113,400

		62,968,157

	Total Common Stocks (Cost $509,666,171)	634,093,412

Short-Term Investments - 8.06%
55,810,884	Dreyfus Treasury Securities Cash Management, Institutional Shares, 4.260% (c)	55,810,884

	Total Short-Term Investments (Cost $55,810,884)	55,810,884

	Total Investment Portfolio - 99.68% (Cost $565,477,055)	689,904,296
	Other Assets less Liabilities - 0.32%	2,201,404

	NET ASSETS - 100.00%	$692,105,700

	Investor Class:
	Net assets applicable to 361,578 shares outstanding	$21,508,308

	Net asset value, offering and redemption price per share	$59.48

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (concluded)

at January 31, 2025 (Unaudited)

Institutional Class:
Net assets applicable to 11,249,541 shares outstanding	$663,460,421

Net asset value, offering and redemption price per share	$58.98

Z Class:
Net assets applicable to 121,092 shares outstanding	$7,136,971

Net asset value, offering and redemption price per share	$58.94

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at January 31, 2025.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at January 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks - 91.29%
	Bank & Thrifts - 16.23%
99,000	OceanFirst Financial Corp.	$1,778,040
101,965	Prosperity Bancshares, Inc.	8,157,200
209,426	Southside Bancshares, Inc.	6,582,259
102,574	UMB Financial Corp.	12,093,475

		28,610,974

	Conglomerates - 3.22%
2,329	Seaboard Corp.	5,678,894

	Consulting & Information Technology Services - 2.92%
44,101	ICF International, Inc.	5,147,028

	Consumer Discretionary - 7.43%
164,438	Atlanta Braves Holdings, Inc., Class A (a)	7,019,858
25,700	Atlanta Braves Holdings, Inc., Class C (a)	995,875
296,979	Hamilton Beach Brands Holding Co., Class A	5,081,311

		13,097,044

	Energy - Refining & Marketing - 2.18%
131,050	PBF Energy, Inc., Class A	3,834,523

	Financials - 4.79%
170,678	Encore Capital Group, Inc. (a)	8,448,561

	Healthcare - 7.82%
203,008	Collegium Pharmaceutical, Inc. (a)	6,520,617
189,118	Supernus Pharmaceuticals, Inc. (a)	7,256,457

		13,777,074

	Home Building - 3.25%
155,515	TRI Pointe Homes, Inc. (a)	5,732,283

	Industrial Equipment - 3.36%
31,880	Alamo Group, Inc.	5,915,653

	Industrial Services - 8.67%
72,653	MYR Group, Inc. (a)	10,285,485
23,309	UniFirst Corp.	4,995,585

		15,281,070

	Insurance & Reinsurance - 11.29%
230,416	Ambac Financial Group, Inc. (a)	2,679,738
39,059	Investors Title Co.	8,801,945

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Insurance & Reinsurance (continued)
562,857	ProAssurance Corp. (a)	$8,420,341

		19,902,024

	Materials/Diversified Chemicals - 3.77%
787,909	LSB Industries, Inc. (a)	6,649,952

	Metals Manufacturing - 3.16%
79,623	Kaiser Aluminum Corp.	5,573,610

	Oil & Gas Production & Services - 5.24%
330,144	SandRidge Energy, Inc.	3,912,206
96,778	Tidewater, Inc. (a)	5,333,436

		9,245,642

	Real Estate - 4.37%
252,444	FRP Holdings, Inc. (a)	7,709,640

	U.S. Real Estate Operating Companies - 3.59%
962,705	Five Point Holdings, LLC, Class A (a)	6,324,972

	Total Common Stocks (Cost $108,157,663)	160,928,944

Closed-End Funds - 3.01%
	Financials - 3.01%
111,210	Central Securities Corp.	5,300,268

	Total Closed-End Funds (Cost $3,007,113)	5,300,268

Short-Term Investments - 5.25%
9,260,102	Dreyfus Treasury Securities Cash Management, Institutional Shares, 4.260% (b)	9,260,102

	Total Short-Term Investments (Cost $9,260,102)	9,260,102

	Total Investment Portfolio - 99.55% (Cost $120,424,878)	175,489,314
	Other Assets less Liabilities - 0.45%	795,708

	NET ASSETS - 100.00%	$176,285,022

	Investor Class:
	Net assets applicable to 290,323 shares outstanding	$5,418,680

	Net asset value, offering and redemption price per share	$18.66

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (concluded)

at January 31, 2025 (Unaudited)

Institutional Class:
Net assets applicable to 8,719,486 shares outstanding	$169,225,521

Net asset value, offering and redemption price per share	$19.41

Z Class:
Net assets applicable to 84,099 shares outstanding	$1,640,821

Net asset value, offering and redemption price per share	$19.51

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at January 31, 2025.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at January 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks - 85.59%
	Consulting/Management - 13.56%
163,620	CBRE Group, Inc., Class A (a)	$23,682,359
111,702	Fidelity National Financial, Inc.	6,497,705
48,529	Jones Lang LaSalle, Inc. (a)	13,724,001

		43,904,065

	Forest Products & Paper - 4.44%
308,719	Rayonier, Inc., REIT	8,069,915
205,751	Weyerhaeuser Co., REIT	6,300,095

		14,370,010

	Hospitality - 1.68%
105,949	Accor S.A. (France)	5,446,809

	Industrial Distribution - 0.79%
13,877	WESCO International, Inc.	2,567,245

	Industrial Services - 4.71%
235,836	U-Haul Holding Co.	15,268,023

	Non-U.S. Homebuilder - 3.32%
224,850	Berkeley Group Holdings PLC (United Kingdom)	10,757,923

	Non-U.S. Real Estate Consulting/Management - 5.26%
124,499	Brookfield Asset Management, Ltd., Class A (Canada)	7,448,775
724,407	Savills PLC (United Kingdom)	9,592,693

		17,041,468

	Non-U.S. Real Estate Investment Trusts - 8.09%
851,103	Big Yellow Group PLC (United Kingdom)	10,077,949
1,115,309	Ingenia Communities Group (Australia)	3,930,493
5,466,885	National Storage REIT (Australia)	7,556,030
523,024	Segro PLC (United Kingdom)	4,624,355

		26,188,827

	Non-U.S. Real Estate Operating Companies - 14.76%
369,167	Brookfield Corp. (Canada)	22,593,021
2,379,586	CK Asset Holdings, Ltd. (Cayman Islands)	9,942,927
3,394,344	Grainger PLC (United Kingdom)	8,925,005
2,604,188	Wharf Holdings Ltd. (The) (Hong Kong)	6,350,129

		47,811,082

	U.S. Homebuilder - 8.48%
73,449	DR Horton, Inc.	10,422,413

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	U.S. Homebuilder (continued)
135,482	Lennar Corp., Class B	$17,042,281

		27,464,694

	U.S. Real Estate Investment Trusts - 14.45%
302,007	American Homes 4 Rent, Class A	10,458,502
146,543	First Industrial Realty Trust, Inc.	7,823,931
67,741	Millrose Properties, Inc., Class A (b)(c)	1,273,512
121,143	Prologis, Inc.	14,446,303
101,279	Sun Communities, Inc.	12,811,793

		46,814,041

	U.S. Real Estate Operating Companies - 6.05%
2,960,153	Five Point Holdings, LLC, Class A (a)	19,448,205
3,475,472	Trinity Place Holdings, Inc. (a)(d)(e)	132,415
1	Trinity Place Holdings, Inc. Special Stock (a)(b)(c)(d)(e)	—

		19,580,620

	Total Common Stocks (Cost $200,395,051)	277,214,807

Preferred Stocks - 11.78%
	Mortgage Finance - 11.78%
1,928,385	Federal Home Loan Mortgage Corp., 8.375% (a)	20,537,300
1,576,378	Federal National Mortgage Association, 8.250% (a)	17,608,143

	Total Preferred Stocks (Cost $6,729,825)	38,145,443

Short-Term Investments - 2.34%
7,599,032	Dreyfus Treasury Securities Cash Management, Institutional Shares, 4.260% (f)	7,599,032

	Total Short-Term Investments (Cost $7,599,032)	7,599,032

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2025 (Unaudited)

Principal Amount‡	Security†	Value

Term Loans - 0.00%
	Non-U.S. Real Estate Operating Companies - 0.00%
45,356 EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 4.615% Cash or Payment-in-kind Interest, due 10/30/25 (Luxembourg)(b)(c)(g)(h)	$—

	Total Term Loans (Cost $49,457)	—

Purchased Options - 0.00%*
	Total Purchased Options (see below for details) (Cost $28,600)	3,448

Written Options - (0.01)%
	Total Written Options (see below for details) (Premiums Received $(107,497))	(39,624)

	Total Investment Portfolio - 99.70% (Cost $214,694,468)	322,923,106
	Other Assets less Liabilities - 0.30%	975,766

	NET ASSETS - 100.00%	$323,898,872

	Investor Class:
	Net assets applicable to 1,000,313 shares outstanding	$24,225,268

	Net asset value, offering and redemption price per share	$24.22

	Institutional Class:
	Net assets applicable to 11,879,535 shares outstanding	$288,782,045

	Net asset value, offering and redemption price per share	$24.31

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2025 (Unaudited)

Z Class:
Net assets applicable to 449,566 shares outstanding	$10,891,559

Net asset value, offering and redemption price per share	$24.23

Notes:

(a)	Non-income producing security.
(b)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(e)	Security subject to restrictions on resale.

At January 31, 2025, the restricted securities had a total market value of $132,415 or 0.04% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit

3,475,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$13,685,888	$0.04
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	—	0.01

(f)	Rate disclosed represents 30-day yield at January 31, 2025.
(g)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(h)	Variable rate security. The rate disclosed is in effect as of January 31, 2025.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

EUR: Euro.

REIT: Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (concluded)

at January 31, 2025 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value

USD versus GBP, Call	JPMorgan Chase Bank, N.A.	35,000,000	$35,000,000		1.14 USD	03/14/25	$3,448

USD versus HKD, Call	JPMorgan Chase Bank, N.A.	12,500,000	12,500,000		8.20 HKD	02/05/25	—

Total Purchased Options (Cost $28,600)							$3,448

GBP: British Pound. HKD: Hong Kong Dollar. USD: United States Dollar. Written Options
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value

Unite Group PLC, Put	Goldman Sachs & Co.	(308,000)	(2,639,560	) GBP	8.25 GBP	03/21/25	$(39,624)

Total Written Options (Premium received $(107,497))							$(39,624)

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at January 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks - 94.83%
	Lodging & Hotels - 2.31%
746,300	Mandarin Oriental International, Ltd. (Bermuda)	$1,343,340

	Non-U.S. Homebuilder - 8.40%
26,553	Berkeley Group Holdings PLC (United Kingdom)	1,270,425
2,041,857	Glenveagh Properties PLC (Ireland) (a)(b)	3,613,688

		4,884,113

	Non-U.S. Real Estate Investment Trusts - 27.63%
215,200	Big Yellow Group PLC (United Kingdom)	2,548,193
521,187	Helical PLC (United Kingdom)	1,165,780
939,627	Ingenia Communities Group (Australia)	3,311,367
210,341	Merlin Properties Socimi S.A. (Spain)	2,424,028
2,177,542	National Storage REIT (Australia)	3,009,680
65,631	Shurgard Self Storage, Ltd. (Guernsey)	2,429,224
56,917	UNITE Group PLC (The) (United Kingdom)	602,854
27,116	Warehouses De Pauw CVA (Belgium)	585,107

		16,076,233

	Non-U.S. Real Estate Operating Companies - 56.49%
1,076,049	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	2,808,778
229,631	CTP NV (Netherlands) (a)	3,821,036
1,368,800	ESR Group Ltd. (Cayman Islands) (a)	2,104,522
3,555,500	Genting Singapore, Ltd. (Singapore)	1,968,797
848,872	Grainger PLC (United Kingdom)	2,232,003
425,400	Hongkong Land Holdings, Ltd. (Bermuda)	1,851,095
538,849	LOG Commercial Properties e Participacoes S.A. (Brazil)	1,743,591
95,700	Nomura Real Estate Holdings, Inc. (Japan)	2,543,577
991,959	StorageVault Canada, Inc. (Canada)	2,491,245
249,593	Sun Hung Kai Properties, Ltd. (Hong Kong)	2,231,198
4,867,000	SUNeVision Holdings, Ltd. (Cayman Islands)	2,344,797
1,272,000	Swire Pacific, Ltd., Class B (Hong Kong)	1,786,049
165,191	TAG Immobilien AG (Germany) (b)	2,454,980
161,400	Tosei Corp. (Japan)	2,481,340

		32,863,008

	Total Common Stocks (Cost $52,207,919)	55,166,694

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2025 (Unaudited)

Shares	Security†	Value

Short-Term Investments - 3.50%
2,035,995	Dreyfus Treasury Securities Cash Management, Institutional Shares, 4.260% (c)	$2,035,995

	Total Short-Term Investments (Cost $2,035,995)	2,035,995

Purchased Options - 0.01%
	Total Purchased Options (see below for details) (Cost $32,500)	5,164

	Total Investment Portfolio - 98.34% (Cost $54,276,414)	57,207,853
	Other Assets less Liabilities - 1.66%	965,252

	NET ASSETS - 100.00%	$58,173,105

	Institutional Class:
	Net assets applicable to 2,580,995 shares outstanding	$29,765,278

	Net asset value, offering and redemption price per share	$11.53

	Z Class:
	Net assets applicable to 2,384,527 shares outstanding	$28,407,827

	Net asset value, offering and redemption price per share	$11.91

Notes:
(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
(c)	Rate disclosed represents 30-day yield at January 31, 2025.
†	U.S. issuer unless otherwise noted.
REIT:	Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (concluded)

at January 31, 2025 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

USD versus EUR, Call	Goldman Sachs & Co.	12,008,600	$12,008,600	0.97 EUR	03/26/25	$5,164

Total Purchased Options (Cost $32,500)						$5,164

EUR: Euro.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

January 31, 2025 (Unaudited)

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2025 (Unaudited)

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2025 (Unaudited)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of January 31, 2025:

Third Avenue Value Fund

Assets	Total Value at 1/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Automotive	$81,168,400	$—	$81,168,400	$—
Banks	99,587,088	30,512,201	69,074,887	—
Brokerages & Exchanges	7,461,410	7,461,410	—	—
Building Products	54,481,705	—	54,481,705	—
Capital Equipment	34,710,187	—	34,710,187	—
Consumer Products	14,137,485	—	14,137,485	—
Diversified Holding Companies	52,828,739	11,873,322	40,955,417	—
Energy - Refining & Marketing	17,440,992	17,440,992	—	—
Forest Products & Paper	9,856,526	9,856,526	—	—
Insurance	14,672,275	14,672,275	—	—
Media	15,124,155	15,124,155	—	—
Metals & Mining	77,602,825	77,602,825	—	—
Non-U.S. Real Estate Operating Companies	14,492,740	—	14,492,740	—
Oil & Gas Production & Services	77,560,728	41,786,122	35,774,606	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2025 (Unaudited)

Assets	Total Value at 1/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Transportation & Logistics	$62,968,157	$14,926,931	$48,041,226	$—

Total Common Stocks	634,093,412	241,256,759	392,836,653	—

Short-Term Investments:	55,810,884	55,810,884	—	—

Total Short-Term Investments	55,810,884	55,810,884	—	—

Total Value of Investments	$689,904,296	$297,067,643	$392,836,653	$—

Third Avenue Small-Cap Value Fund
Assets	Total Value at 1/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Bank & Thrifts	$28,610,974	$28,610,974	$—	$—
Conglomerates	5,678,894	5,678,894	—	—
Consulting & Information Technology Services	5,147,028	5,147,028	—	—
Consumer Discretionary	13,097,044	13,097,044	—	—
Energy - Refining & Marketing	3,834,523	3,834,523	—	—
Financials	8,448,561	8,448,561	—	—
Healthcare	13,777,074	13,777,074	—	—
Home Building	5,732,283	5,732,283	—	—
Industrial Equipment	5,915,653	5,915,653	—	—
Industrial Services	15,281,070	15,281,070	—	—
Insurance & Reinsurance	19,902,024	19,902,024	—	—
Materials/Diversified Chemicals	6,649,952	6,649,952	—	—
Metals Manufacturing	5,573,610	5,573,610	—	—
Oil & Gas Production & Services	9,245,642	9,245,642	—	—
Real Estate	7,709,640	7,709,640	—	—
U.S. Real Estate Operating Companies	6,324,972	6,324,972	—	—

Total Common Stocks	160,928,944	160,928,944	—	—

Closed-End Funds:
Financials	5,300,268	5,300,268	—	—

Total Closed-End Funds	5,300,268	5,300,268	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2025 (Unaudited)

Assets	Total Value at 1/31/25		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Short-Term Investments:	$9,260,102		$9,260,102	$—	$—

Total Short-Term Investments	9,260,102		9,260,102	—	—

Total Value of Investments	$175,489,314		$175,489,314	$—	$—

Third Avenue Real Estate Value Fund
Assets	Total Value at 1/31/25		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Consulting/Management	$43,904,065		$43,904,065	$—	$—
Forest Products & Paper	14,370,010		14,370,010	—	—
Hospitality	5,446,809		—	5,446,809	—
Industrial Distribution	2,567,245		2,567,245	—	—
Industrial Services	15,268,023		15,268,023	—	—
Non-U.S. Homebuilder	10,757,923		—	10,757,923	—
Non-U.S. Real Estate Consulting/Management	17,041,468		17,041,468	—	—
Non-U.S. Real Estate Investment Trusts	26,188,827		10,077,949	16,110,878	—
Non-U.S. Real Estate Operating Companies	47,811,082		28,943,150	18,867,932	—
U.S. Homebuilder	27,464,694		27,464,694	—	—
U.S. Real Estate Investment Trusts	46,814,041		45,540,529	—	1,273,512
U.S. Real Estate Operating Companies	19,580,620		19,580,620	—	—	*

Total Common Stocks	277,214,807		224,757,753	51,183,542	1,273,512	**

Preferred Stocks:
Mortgage Finance	38,145,443		38,145,443	—	—

Total Preferred Stocks	38,145,443		38,145,443	—	—

Short-Term Investments:	7,599,032		7,599,032	—	—

Total Short-Term Investments	7,599,032		7,599,032	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	*	—	—	—	*

Total Term Loans	—	*	—	—	—	*

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2025 (Unaudited)

Assets	Total Value at 1/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Purchased Options:	$3,448	$—	$3,448	$—

Total Purchased Options	3,448	—	3,448	—

Liabilities
Written Options:	(39,624)	—	(39,624)	—

Total Written Options	(39,624)	—	(39,624)	—

Total Value of Investments	$322,923,106	$270,502,228	$51,147,366	$1,273,512	**

Third Avenue International Real Estate Value Fund
Assets	Total Value at 1/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Lodging & Hotels	$1,343,340	$1,343,340	$—	$—
Non-U.S. Homebuilder	4,884,113	3,613,688	1,270,425	—
Non-U.S. Real Estate Investment Trusts	16,076,233	4,299,080	11,777,153	—
Non-U.S. Real Estate Operating Companies	32,863,008	12,969,172	19,893,836	—

Total Common Stocks	55,166,694	22,225,280	32,941,414	—

Short-Term Investments:	2,035,995	2,035,995	—	—

Total Short-Term Investments	2,035,995	2,035,995	—	—

Purchased Options:	5,164	—	5,164	—

Total Purchased Options	5,164	—	5,164	—

Total Value of Investments	$57,207,853	$24,261,275	$32,946,578	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investment is fair valued at $0.
**	Includes investments fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (concluded)

January 31, 2025 (Unaudited)

present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2025, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

	Fair Value at
Third Avenue Real Estate Value Fund	1/31/25
Other (a)	$1,273,512	**

(a)	Includes investment less than 0.50% of net assets of the Fund.
**	Includes investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended January 31, 2025 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Jan. 31, 2025	Value at Oct. 31, 2024		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at Jan. 31, 2025		Investment Income
S4 Capital PLC	32,614,660	$15,687,178		$—	$—	$—	$(563,023)	$15,124,155		$—

Total Affiliates		$15,687,178		$—	$—	$—	$(563,023)	$15,124,155		$—

Third Avenue Real Estate Value Fund
Name of Issuer:	Shares Held at Jan. 31, 2025	Value at Oct. 31, 2024		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at Jan. 31, 2025		Investment Income
Trinity Place Holdings, Inc.	3,475,472	$101,136		$—	$—	$—	$31,279	$132,415		$—
Trinity Place Holdings, Inc.
Special Stock	1	—	*	—	—	—	—	—	*	—

Total Affiliates		$101,136		$—	$—	$—	$31,279	$132,415		$—

*	Investment is fair valued at $0.